Trade and Other Receivables - Summary of Movements in Loss Allowance for Expected Credit Losses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
At start of year	£ 79	£ 56
Charge for the year	14	39
Trade receivables written off	(8)	(15)
Exchange translation differences	2	(1)
At end of year	£ 87	£ 79